Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net cash generated from / (used in) continuing operating activities before income tax paid	$ 39,388	$ 28,390	$ (5,842)
Income tax and minimum presumed income tax paid	(2,894)	(1,061)	(149)
Net cash generated from / (used in) continuing operating activities	36,494	27,329	(5,991)
Net cash generated from discontinued operating activities	0	0	11,141
Net cash generated from operating activities	36,494	27,329	5,150
Investing activities:
Contributions and issuance of capital in associates and joint ventures	(24)	(269)	(149)
Acquisition and improvements of investment properties	(5,904)	(13,224)	(3,531)
Contributions and issuance of capital in associates and joint ventures pending of susbscription	(45)	(123)	0
Proceeds from sales of investment properties	22,644	56,001	64,107
Acquisitions and improvements of property, plant and equipment	(793)	(722)	(1,084)
Proceeds from sales of property, plant and equipment	2,427	9	1,233
Acquisitions of intangible assets	(143)	(140)	(183)
Dividends collected from associates and joint ventures	319	7,731	0
Proceeds from loans granted	2	977	32
Proceeds / (Payment) of derivative financial instruments	23	(166)	(1,848)
Acquisitions of investments in financial assets	(36,238)	(49,305)	(37,625)
Proceeds from disposal of investments in financial assets	43,823	22,638	58,821
Interest received from financial assets	351	727	2,380
Net cash generated from continuing investing activities	26,442	24,134	82,153
Net cash generated from discontinued investing activities	0	0	155,966
Net cash generated from investing activities	26,442	24,134	238,119
Financing activities:
Borrowings, issuance and new placement of non-convertible notes	38,460	19,680	58,051
Payment of borrowings and non-convertible notes	(67,217)	(23,554)	(140,726)
(Payment) / collections of short term loans, net	(1,442)	(2,154)	18,125
Interests paid	(13,097)	(17,647)	(29,069)
Repurchase of non-convertible notes	(3,745)	(3,721)	(18,135)
Capital contributions from non-controlling interest in subsidiaries	0	86	93
Acquisition of non-controlling interest in subsidiaries	0	0	(265)
Issuance of shares	0	0	14,611
Loans received from associates and joint ventures, net	0	52	0
Payment of borrowings to related parties	(28)	(1,037)	0
Dividends paid	(32,284)	(390)	(9,145)
Warrants exercise	30	9	0
Payment of financial leases	(57)	(78)	(144)
Repurchase of treasury shares	(1,744)	(701)	0
Net cash used in continuing financing activities	(81,124)	(29,455)	(106,604)
Net cash used in discontinued financing activities	0	0	(64,209)
Net cash used in financing activities	(81,124)	(29,455)	(170,813)
Net (decrease) / increase in cash and cash equivalents from continuing activities	(18,188)	22,008	(30,442)
Net increase in cash and cash equivalents from discontinued activities	0	0	102,898
Net (decrease) / increase in cash and cash equivalents	(18,188)	22,008	72,456
Cash and cash equivalents at the beginning of the year	27,543	6,827	479,787
Inflation adjustment	(1,195)	(859)	(800)
Deconsolidation of subsidiaries	0	0	(513,762)
Foreign exchange gain / (loss) on cash and unrealized fair value result for cash equivalents	575	(433)	(30,854)
Cash and cash equivalents at end of the year	$ 8,735	$ 27,543	$ 6,827